Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2015
(Loss) Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Basic and diluted loss per share for the years ended December 31, 2015, 2014, 2013 were calculated as follows:

	2015		2014		2013
In millions, except per share amounts	Basic	Diluted	Basic	Diluted	Basic	Diluted
EPS Numerator:
Net loss attributable to SunEdison Semiconductor Limited shareholders	$(136.7)	$(136.7)	$(90.2)	$(90.2)	$(57.7)	$(57.7)

EPS Denominator:
Weighted-average shares outstanding	41.7	41.7	41.5	41.5	41.5	41.5
Loss per share	$(3.28)	$(3.28)	$(2.17)	$(2.17)	$(1.39)	$(1.39)